Consolidated Statements of Stockholder's Equity (USD $)	Total	Preferred Stock	Common Stock	Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2010	$ 9,241,905	$ 1,607,800	$ 9,777,656	$ 75,330	$ (1,785,317)	$ (433,564)
Beginning balance (in shares) at Dec. 31, 2010		16,078	9,777,656
Net loss	(1,595,111)				(1,595,111)
Issuance of common stock (in shares)			55,774
Issuance of common stock	110,480		55,774	54,706
Dividends declared on cumulative preferred stock	(62,156)				(62,156)
Other comprehensive income (loss)	506,566					506,566
Ending balance at Dec. 31, 2011	8,201,684	1,607,800	9,833,430	130,036	(3,442,584)	73,002
Ending balance (in shares) at Dec. 31, 2011		16,078	9,833,430
Net loss	(1,731,725)				(1,731,725)
Issuance of preferred stock (In Shares)		10,000
Issuance of preferred stock	1,000,000	1,000,000
Issuance of common stock (in shares)			458,639
Issuance of common stock	1,130,001		458,639	671,362
Dividends declared on cumulative preferred stock	(62,156)				(62,156)
Other comprehensive income (loss)	(121,220)					(121,220)
Ending balance at Dec. 31, 2012	$ 8,416,584	$ 2,607,800	$ 10,292,069	$ 801,398	$ (5,236,465)	$ (48,218)
Ending balance (in shares) at Dec. 31, 2012		26,078	10,292,069